Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill and Intangible Assets
Changes in goodwill and intangible assets consisted of the following during the three months ended March 31, 2014:

	Goodwill	Intangible Assets
Balance at December 31, 2013	$33,745	$38,191
Amortization expense	—	(2,536)
Balance at March 31, 2014	$33,745	$35,655

Changes in goodwill and intangible assets consisted of the following:

	Goodwill	Intangible Assets
Balance at December 31, 2012	$—	$—
Additions from D&I acquisition	33,745	41,878
Amortization expense	—	(3,687)
Balance at December 31, 2013	$33,745	$38,191

Intangible Assets, Arising from Acquisition
Intangible assets arising from the acquisition of D&I consisted of the following:

	Useful life	March 31, 2014
Supplier agreements	1-20 Years	$21,997
Customer contracts and relationships	1-10 Years	18,132
Other intangible assets	1-3 Years	1,749
Intangible assets		41,878
Less: Accumulated amortization		(6,223)
Intangible assets, net		$35,655

Intangible assets arising from the acquisition of D&I consisted of the following:

	Useful life	December 31, 2013

Supplier agreements	1-20 Years	21,997
Customer contracts and relationships	1-10 Years	18,132
Other intangible assets	1-3 Years	1,749
Intangible assets		41,878
Less: Accumulated amortization		(3,687)
Intangible assets, net		$38,191

Future Amortization Expense	As of March 31, 2014, future amortization is as follows:

Fiscal Year	Amortization
2014 (Nine Months)	$2,591
2015	2,967
2016	2,938
2017	2,850
2018	2,850
Thereafter	21,459
$35,655
As of December 31, 2013, future amortization is as follows:

Fiscal Year	Amortization
2014	$5,127
2015	2,967
2016	2,938
2017	2,850
2018	2,850
Thereafter	21,459
$38,191